Offerings - Offering: 1	Oct. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,788,834
Proposed Maximum Offering Price per Unit	17.45
Maximum Aggregate Offering Price	$ 31,215,153.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,310.81
Offering Note	(1.a) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the Registrant's Registration Statement on Form S-3 (File No. 333-276409) on January 5, 2024 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. (1.b) Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. This prospectus supplement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities issued hereunder. (1.c) Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $17.45, which is the average of the high and low prices of the common stock on October 23, 2025 on the Nasdaq Capital Market.